LONG-TERM INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2024
LONG-TERM INVESTMENTS
Schedule of components of long-term investments

	June 30,	December 31,
	2024	2023
Equity investment without readily determinable fair value measured at Measurement Alternative (a)	$2,544,790	$2,632,742
Equity investment accounted for using the equity method (b)	4,071,458	4,216,222
	$6,616,248	$6,848,964

Schedule of movement of equity investment without readily determinable fair value measured at Measurement Alternative

	June 30,	December 31,
	2024	2023
Opening balance	$2,632,742	$2,261,787
Investment in Beijing Qucheng Technology Co., Ltd. (“Qucheng”)	—	564,900
Impairment against investment in Qucheng	(27,541)	(128,204)
Foreign exchange adjustments	(60,411)	(65,741)
Ending balance	$2,544,790	$2,632,742

Schedule of movement of equity investment accounted using Equity method

	June 30,	December 31,
	2024	2023
Opening balance	$4,216,222	$—
Investment in Guangzhou Shanxingzhe Technology Investment LLP (“Shanxingzhe”)	—	4,236,750
Share of equity loss	(48,047)	(9,214)
Foreign exchange adjustments	(96,718)	(11,314)
Ending balance	$4,071,458	$4,216,222